Share-Based Payments Classified in the Companys Statement of Operations and Comprehensive Loss (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Share Based Payments Share-based Payments Classified In The Companys Statement Of Operations And Comprehensive Loss 1	$ 239,064
Share Based Payments Share-based Payments Classified In The Companys Statement Of Operations And Comprehensive Loss 2	1,167,281
Share Based Payments Share-based Payments Classified In The Companys Statement Of Operations And Comprehensive Loss 3	158,396
Share Based Payments Share-based Payments Classified In The Companys Statement Of Operations And Comprehensive Loss 4	721,601
Share Based Payments Share-based Payments Classified In The Companys Statement Of Operations And Comprehensive Loss 5	833,790
Share Based Payments Share-based Payments Classified In The Companys Statement Of Operations And Comprehensive Loss 6	451,994
Share Based Payments Share-based Payments Classified In The Companys Statement Of Operations And Comprehensive Loss 7	1,231,250
Share Based Payments Share-based Payments Classified In The Companys Statement Of Operations And Comprehensive Loss 8	$ 2,340,876